Geographic Information (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues	15.00%	18.00%	21.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues	17.00%	13.00%	16.00%